COMMITMENTS AND CONTINGENCIES - Commitments - Total Commitments (Details) $ in Thousands	Dec. 31, 2020 CAD ($)
Total Commitments
Total	$ 789,904
2021	149,894
2022	159,926
2023	133,441
2024	133,172
2025	57,343
Thereafter	$ 156,131